Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net [Line Items]
Balance beginning	[1]	$ 70,335	$ 74,915
Net book value		72,638	70,335	[1]
Balance ending		72,638	70,335	[1]
Cost [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net [Line Items]
Balance beginning		115,291	114,603
Additions		15,437	7,699
Disposals		(654)	(856)
Net book value		116,654	115,291
Effect of exchange differences in foreign currency		(11,755)	(6,155)
Reclassifications and others		(1,665)
Balance ending		116,654	115,291
Accumulated depreciation [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net [Line Items]
Balance beginning		44,956	39,688
Disposals		(177)	(89)
Net book value		44,016	44,956
Depreciation expense		6,072	5,900
Effect of exchange differences in foreign currency		(4,543)	(543)
Reclassifications and others		(2,292)
Balance ending		44,016	44,956
Land and buildings [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net [Line Items]
Balance beginning		18,748
Net book value		22,682	18,748
Balance ending		22,682	18,748
Land and buildings [Member] | Cost [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net [Line Items]
Balance beginning		26,819	28,111
Additions		487	32
Disposals		(289)	(274)
Net book value		30,319	26,819
Effect of exchange differences in foreign currency		(1,180)	(1,567)
Reclassifications and others		4,482	517
Balance ending		30,319	26,819
Land and buildings [Member] | Accumulated depreciation [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net [Line Items]
Balance beginning		8,071	7,323
Disposals		(70)
Net book value		7,637	8,071
Depreciation expense		871	861
Effect of exchange differences in foreign currency		(328)	(113)
Reclassifications and others		(907)
Balance ending		7,637	8,071
Machinery and equipment, furniture and fixtures [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net [Line Items]
Balance beginning		37,040
Net book value		38,810	37,040
Balance ending		38,810	37,040
Machinery and equipment, furniture and fixtures [Member] | Cost [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net [Line Items]
Balance beginning		69,664	69,511
Additions		4,764	1,419
Disposals		(350)	(527)
Net book value		71,666	69,664
Effect of exchange differences in foreign currency		(8,930)	(4,159)
Reclassifications and others		6,518	3,420
Balance ending		71,666	69,664
Machinery and equipment, furniture and fixtures [Member] | Accumulated depreciation [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net [Line Items]
Balance beginning		32,624	29,011
Disposals		(91)	(82)
Net book value		32,856	32,624
Depreciation expense		4,653	4,061
Effect of exchange differences in foreign currency		(3,743)	(366)
Reclassifications and others		(587)
Balance ending		32,856	32,624
Projects in progress [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net [Line Items]
Balance beginning		9,330
Net book value		10,641	9,330
Balance ending		10,641	9,330
Projects in progress [Member] | Cost [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net [Line Items]
Balance beginning		9,330	8,444
Additions		10,019	5,118
Disposals
Net book value		10,641	9,330
Effect of exchange differences in foreign currency		(1,130)	(272)
Reclassifications and others		(7,578)	(3,960)
Balance ending		10,641	9,330
Projects in progress [Member] | Accumulated depreciation [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net [Line Items]
Balance beginning
Disposals
Net book value
Depreciation expense
Effect of exchange differences in foreign currency
Reclassifications and others
Balance ending
Other [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net [Line Items]
Balance beginning	[2]	5,217
Net book value	[2]	505	5,217
Balance ending	[2]	505	5,217
Other [Member] | Cost [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net [Line Items]
Balance beginning	[2]	9,478	8,537
Additions	[2]	167	1,130
Disposals	[2]	(15)	(55)
Net book value	[2]	4,028	9,478
Effect of exchange differences in foreign currency	[2]	(515)	(157)
Reclassifications and others	[2]	(5,087)	23
Balance ending	[2]	4,028	9,478
Other [Member] | Accumulated depreciation [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net [Line Items]
Balance beginning	[2]	4,261	3,354
Disposals	[2]	(16)	(7)
Net book value	[2]	3,523	4,261
Depreciation expense	[2]	548	978
Effect of exchange differences in foreign currency	[2]	(472)	(64)
Reclassifications and others	[2]	(798)
Balance ending	[2]	$ 3,523	$ 4,261

[1]	Refer to Note 2.4
[2]	Other’ includes computer equipment and other office furniture and equipment.